Boston Partners Small Cap Value Fund II
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 4.9%
Cars.com, Inc. (a)	225,907	$4,488,772
Entravision Communications Corp. - Class A	808,628	1,973,053
EverQuote, Inc. - Class A (a)	147,652	2,833,442
Liberty Media Corp.-Liberty Live - Class A (a)(b)	48,193	3,454,956
Magnite, Inc. (a)(b)	513,556	8,622,605
Nexstar Media Group, Inc.	16,297	2,780,105
Stagwell, Inc. (a)	365,036	2,869,183
TEGNA, Inc.	137,591	2,582,583
Vivid Seats, Inc. - Class A (a)(b)	96,891	346,870
		29,951,569

Consumer Discretionary - 13.1%
Adtalem Global Education, Inc. (a)	30,031	2,745,134
Beazer Homes USA, Inc. (a)	171,461	5,992,562
Boyd Gaming Corp. (b)	56,598	4,179,762
Brinker International, Inc. (a)	17,683	2,338,930
Build-A-Bear Workshop, Inc. (b)	48,056	1,825,648
Caleres, Inc.	76,217	2,368,062
Carriage Services, Inc.	126,122	5,114,247
Frontdoor, Inc. (a)	120,868	7,082,865
Grand Canyon Education, Inc. (a)	37,109	6,107,770
Group 1 Automotive, Inc. (b)	11,632	4,952,906
Installed Building Products, Inc. (b)	7,976	1,824,430
J Jill, Inc. (b)	110,554	3,051,290
Laureate Education, Inc. (a)	214,507	4,075,633
Movado Group, Inc.	86,433	1,758,912
Perdoceo Education Corp.	159,513	4,378,632
Six Flags Entertainment Corp.	67,844	3,133,714
Steven Madden Ltd.	68,059	3,102,129
Taylor Morrison Home Corp. (a)	55,602	4,107,320
Unifi, Inc. (a)	270,964	1,506,560
United Homes Group, Inc. (a)(b)	211,158	1,347,188
Universal Technical Institute, Inc. (a)	237,330	6,139,727
Victoria's Secret & Co. (a)(b)	74,458	2,891,949
		80,025,370

Consumer Staples - 3.0%
Nomad Foods Ltd.	175,915	3,221,004
Olaplex Holdings, Inc. (a)(b)	1,077,260	2,079,112
PriceSmart, Inc.	31,707	2,845,386
Simply Good Foods Co. (a)(b)	123,711	4,922,461
Universal Corp.	51,012	2,913,805
Utz Brands, Inc. (b)	146,420	2,549,172
		18,530,940

Energy - 5.5%
Archrock, Inc.	139,464	3,573,068
ChampionX Corp.	105,355	3,260,737
Expro Group Holdings NV (a)	175,715	2,440,682
Newpark Resources, Inc. (a)	331,634	2,772,460
Select Water Solutions, Inc. (b)	215,982	3,190,054
Vermilion Energy, Inc. (b)	119,292	1,221,550
Viper Energy, Inc. (b)	152,847	8,270,551
Weatherford International PLC	46,364	3,815,757
World Kinect Corp.	165,547	4,792,586
		33,337,445

Financials - 32.0%
AllianceBernstein Holding LP	39,551	1,434,515
AMERISAFE, Inc.	29,972	1,768,947
Assured Guaranty Ltd.	74,918	6,988,351
Axis Capital Holdings Ltd.	68,984	6,418,271
Axos Financial, Inc. (a)(b)	46,489	3,851,614
Baldwin Insurance Group, Inc. - Class A (a)(b)	112,785	5,521,954
Bar Harbor Bankshares (b)	84,271	3,032,913
BGC Group, Inc. - Class A (b)	514,110	5,007,431
Blue Owl Capital Corp. III	168,786	2,511,536
Byline Bancorp, Inc.	117,217	3,682,958
Cadence Bank	77,806	2,971,411
Cass Information Systems, Inc.	43,679	1,959,877
Columbia Banking System, Inc. (b)	114,964	3,565,034
Diamond Hill Investment Group, Inc.	11,455	1,894,084
Dime Community Bancshares, Inc.	92,350	3,313,518
Employers Holdings, Inc.	33,373	1,780,783
Enact Holdings, Inc.	91,673	3,227,806
Essent Group Ltd.	77,033	4,450,967
EZCORP, Inc. - Class A (a)(b)	281,365	3,601,472
Federal Agricultural Mortgage Corp. - Class C	49,661	10,601,134
First American Financial Corp.	57,787	4,053,758
First Mid Bancshares, Inc.	60,890	2,557,989
FirstCash Holdings, Inc.	62,770	6,833,142
Global Indemnity Group LLC - Class A	85,532	3,112,509
Hancock Whitney Corp.	58,270	3,460,073
Heritage Commerce Corp.	167,231	1,775,993
Home BancShares, Inc.	106,718	3,389,364
James River Group Holdings Ltd.	428,579	2,010,035
Kemper Corp.	45,256	3,235,351
Merchants Bancorp	69,323	2,861,653
Mid Penn Bancorp, Inc.	73,725	2,362,886
Northeast Bank	55,036	5,418,294
OceanFirst Financial Corp.	87,313	1,805,633
Old National Bancorp	179,608	4,159,721
Peapack-Gladstone Financial Corp.	98,798	3,570,560
PennyMac Financial Services, Inc.	44,953	4,815,815
Preferred Bank (b)	77,700	7,329,441
Primis Financial Corp.	238,189	2,977,362
Redwood Trust, Inc. (b)	400,335	2,866,399
Shift4 Payments, Inc. - Class A (a)(b)	50,174	5,723,850
Silvercrest Asset Management Group, Inc. - Class A	169,646	3,111,308
SLM Corp. (b)	422,465	11,567,092
SouthState Corp. (b)	21,137	2,339,655
Stewart Information Services Corp.	57,132	4,290,042
StoneX Group, Inc. (a)	43,967	4,562,016
Voya Financial, Inc.	39,396	3,269,868
Western Alliance Bancorp	28,934	2,708,512
White Mountains Insurance Group Ltd.	1,709	3,435,073
Wintrust Financial Corp.	56,494	7,796,737
		194,984,707

Health Care - 4.1%
Addus HomeCare Corp. (a)	20,511	2,519,571
Biote Corp. (a)(b)	486,915	3,218,508
Catalyst Pharmaceuticals, Inc. (a)	128,593	2,838,047
Evolent Health, Inc. - Class A (a)(b)	232,893	3,008,978
Haemonetics Corp. (a)	44,165	3,863,113
Halozyme Therapeutics, Inc. (a)	40,596	1,956,727
Lantheus Holdings, Inc. (a)(b)	37,553	3,352,356
Pediatrix Medical Group, Inc. (a)	262,157	3,921,869
		24,679,169

Industrials - 20.1%
Allison Transmission Holdings, Inc.	56,844	6,736,014
Asure Software, Inc. (a)(b)	168,380	1,648,440
Atmus Filtration Technologies, Inc.	75,815	3,282,031
AZZ, Inc.	32,922	3,066,355
Beacon Roofing Supply, Inc. (a)	66,969	7,568,836
Brady Corp. - Class A	39,619	2,967,067
Brink's Co.	46,816	4,527,575
Civeo Corp.	112,000	2,618,560
Concentrix Corp. (b)	50,808	2,283,820
CRA International, Inc.	25,376	4,949,081
DXP Enterprises, Inc. (a)	56,908	4,169,649
EnerSys	50,270	4,859,098
First Advantage Corp. (a)(b)	234,750	4,514,243
Granite Construction, Inc. (b)	59,912	5,953,456
Griffon Corp.	58,783	4,955,407
Heidrick & Struggles International, Inc.	66,702	3,077,630
Huron Consulting Group, Inc. (a)	30,278	3,718,441
IBEX Holdings Ltd. (a)	161,186	3,304,313
ICF International, Inc.	26,272	3,640,511
Janus International Group, Inc. (a)(b)	321,092	2,401,768
Karat Packaging, Inc.	88,414	2,731,109
Kelly Services, Inc. - Class A	188,638	2,763,547
Liquidity Services, Inc. (a)	95,537	2,442,881
LSI Industries, Inc.	158,068	3,230,910
Matson, Inc.	19,581	2,999,418
Primoris Services Corp.	70,393	5,892,598
Resideo Technologies, Inc. (a)	112,057	3,045,709
Sensata Technologies Holding PLC	55,327	1,778,210
Sterling Infrastructure, Inc. (a)	17,643	3,430,681
V2X, Inc. (a)	54,689	3,295,012
Valmont Industries, Inc.	11,942	4,154,144
Viad Corp. (a)	100,590	4,498,385
WillScot Holdings Corp. (a)(b)	56,920	2,176,621
		122,681,520

Information Technology - 10.2%
Adeia, Inc.	327,636	3,970,948
Avnet, Inc.	76,991	4,212,178
Axcelis Technologies, Inc. (a)(b)	38,948	2,891,500
Bel Fuse, Inc. - Class B	31,567	2,531,042
Belden, Inc. (b)	20,463	2,504,671
Benchmark Electronics, Inc.	73,068	3,543,067
CompoSecure, Inc. (b)	441,703	7,045,163
Hackett Group, Inc.	81,766	2,562,547
indie Semiconductor, Inc. - Class A (a)(b)	453,956	2,374,190
InterDigital, Inc. (b)	50,278	9,852,477
LiveRamp Holdings, Inc. (a)	86,945	2,639,650
OSI Systems, Inc. (a)(b)	32,740	5,808,076
Photronics, Inc. (a)	114,262	2,846,266
Ultra Clean Holdings, Inc. (a)	94,826	3,644,163
Verint Systems, Inc. (a)	110,536	2,785,507
Yext, Inc. (a)	346,649	2,863,321
		62,074,766

Materials - 2.8%
Ashland, Inc.	22,347	1,744,407
Ecovyst, Inc. (a)	260,830	2,073,598
Eldorado Gold Corp. (a)(b)	185,725	2,971,600
Knife River Corp. (a)	25,650	2,654,775
Methanex Corp.	83,835	3,930,185
Myers Industries, Inc. (b)	72,083	836,163
Orion SA	166,284	3,062,951
		17,273,679

Real Estate - 1.5%
BRT Apartments Corp.	87,737	1,760,004
Cousins Properties, Inc.	86,814	2,755,476
CTO Realty Growth, Inc.	117,250	2,393,073
First Industrial Realty Trust, Inc.	43,709	2,336,246
		9,244,799

Utilities - 0.3%
Pure Cycle Corp. (a)	100,985	1,468,322
TOTAL COMMON STOCKS (Cost $412,013,751)		594,252,286

CLOSED END FUNDS - 0.3%	Shares	Value
Golub Capital BDC, Inc. (b)	124,654	1,953,328
TOTAL CLOSED END FUNDS (Cost $1,994,044)		1,953,328

SHORT-TERM INVESTMENTS - 16.9%		Value
Investments Purchased with Proceeds from Securities Lending - 16.9%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.64% (c)	103,292,371	103,292,371
TOTAL SHORT-TERM INVESTMENTS (Cost $103,292,371)		103,292,371

TOTAL INVESTMENTS - 114.7% (Cost $ 517,300,166)		699,497,985
Liabilities in Excess of Other Assets - (14.7)%		(89,850,923)
TOTAL NET ASSETS - 100.0%		$609,647,062
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $100,907,382 which represented 16.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Boston Partners Small Cap Value Fund II has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$594,252,286	$–	$–	$594,252,286
Closed End Funds	1,953,328	–	–	1,953,328
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	103,292,371
Total Investments	$596,205,614	$–	$–	$699,497,985

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $103,292,371 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.